Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Net sales	$ 20,055,750	$ 17,382,640	$ 17,200,578	$ 14,440,295	$ 15,883,847	$ 15,634,760	$ 15,741,114	$ 11,876,573	$ 69,079,263	$ 59,136,294	$ 55,277,400
UNITED STATES
Net sales									58,415,280	48,537,091	44,661,958
Non-US [Member]
Net sales									$ 10,663,983	$ 10,599,203	$ 10,615,442